Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 3,982	$ 4,100
Acquisitions	58
Additions	516	482
Amortization	(462)	(507)
Impairment	(209)	(48)
Transfer to disposal groups held for sale	(54)
Foreign exchange	19	(40)
Disposals	(9)	(5)
Transfers	(4)	0
Property, plant and equipment at end of period	3,835	3,982
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Amortization	(451)	(499)
Selling, general and administrative expense
Disclosure of detailed information about property, plant and equipment [line items]
Amortization	(11)	(8)
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7,283
Property, plant and equipment at end of period	7,151	7,283
Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,301)
Property, plant and equipment at end of period	(3,316)	(3,301)
Manufacturing plant, equipment and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,520	3,751
Acquisitions	23
Additions	257	117
Amortization	(451)	(494)
Impairment	(202)	(43)
Transfer to disposal groups held for sale	(50)
Foreign exchange	17	(37)
Disposals	(8)	(3)
Transfers	217	229
Property, plant and equipment at end of period	3,319	3,520
Manufacturing plant, equipment and machinery | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6,702
Property, plant and equipment at end of period	6,524	6,702
Manufacturing plant, equipment and machinery | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,182)
Property, plant and equipment at end of period	(3,205)	(3,182)
Construction- in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	359	252
Acquisitions	0
Additions	244	343
Amortization	0	0
Impairment	(7)	(3)
Transfer to disposal groups held for sale	0
Foreign exchange	1	(2)
Disposals	0	(2)
Transfers	(222)	(229)
Property, plant and equipment at end of period	376	359
Construction- in-progress | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	359
Property, plant and equipment at end of period	376	359
Construction- in-progress | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Roads and bridges
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	44	41
Acquisitions	0
Additions	13	16
Amortization	(11)	(13)
Impairment	0	0
Transfer to disposal groups held for sale	(3)
Foreign exchange	0	0
Disposals	0	0
Transfers	2	0
Property, plant and equipment at end of period	46	44
Roads and bridges | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	157
Property, plant and equipment at end of period	156	157
Roads and bridges | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(113)
Property, plant and equipment at end of period	(110)	(113)
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	59	56
Acquisitions	36
Additions	1	6
Amortization	(1)	0
Impairment	0	(2)
Transfer to disposal groups held for sale	(1)
Foreign exchange	2	(1)
Disposals	(1)	0
Transfers	(1)	0
Property, plant and equipment at end of period	94	59
Other | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	65
Property, plant and equipment at end of period	95	65
Other | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(6)
Property, plant and equipment at end of period	$ (1)	$ (6)